Earnings Per Share - Anti dilutive securities (Details) - shares	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares excluded from calculation	20,606,846	15,356,459	20,606,846	15,356,459	16,407,849,000	11,173,775,000
Class B Common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares excluded from calculation		12,034,098		12,034,098	13,085,488,000	11,173,775,000
Pre-PIPE Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares excluded from calculation					3,322,361,000